Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventory

(¥ in millions)
At March 31:	2011	2010
Finished products	¥109,043	¥111,280
Spare parts	23,960	23,544
Work in process	24,477	22,498
Raw materials and supplies	16,737	15,001

	¥174,217	¥172,323